Acquisitions - Acquired Intangible Assets Useful Lives (Details)	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Customer agreements and relationships | Minimum
Acquisition
Acquired intangible assets estimated useful lives (Year)	2 years
Customer agreements and relationships | Maximum
Acquisition
Acquired intangible assets estimated useful lives (Year)	20 years
Customer agreements and relationships | 3GTMS | Minimum
Acquisition
Acquired intangible assets estimated useful lives (Year)	10 years
Customer agreements and relationships | 3GTMS | Maximum
Acquisition
Acquired intangible assets estimated useful lives (Year)	13 years
Customer agreements and relationships | PackageRoute
Acquisition
Acquired intangible assets estimated useful lives (Year)	13 years
Customer agreements and relationships | Finale Inventory
Acquisition
Acquired intangible assets estimated useful lives (Year)	10 years
Customer agreements and relationships | OCR
Acquisition
Acquired intangible assets estimated useful lives (Year)		13 years
Customer agreements and relationships | ASD
Acquisition
Acquired intangible assets estimated useful lives (Year)		13 years
Customer agreements and relationships | BoxTop
Acquisition
Acquired intangible assets estimated useful lives (Year)		13 years
Customer agreements and relationships | MCP
Acquisition
Acquired intangible assets estimated useful lives (Year)		8 years
Customer agreements and relationships | Seller-cloud
Acquisition
Acquired intangible assets estimated useful lives (Year)		12 years
Customer agreements and relationships | GroundCloud
Acquisition
Acquired intangible assets estimated useful lives (Year)			13 years
Existing technologies | Minimum
Acquisition
Acquired intangible assets estimated useful lives (Year)	4 years
Existing technologies | Maximum
Acquisition
Acquired intangible assets estimated useful lives (Year)	12 years
Existing technologies | 3GTMS
Acquisition
Acquired intangible assets estimated useful lives (Year)	6 years
Existing technologies | Finale Inventory
Acquisition
Acquired intangible assets estimated useful lives (Year)	6 years
Existing technologies | OCR
Acquisition
Acquired intangible assets estimated useful lives (Year)		6 years
Existing technologies | ASD
Acquisition
Acquired intangible assets estimated useful lives (Year)		6 years
Existing technologies | BoxTop
Acquisition
Acquired intangible assets estimated useful lives (Year)		6 years
Existing technologies | MCP
Acquisition
Acquired intangible assets estimated useful lives (Year)		6 years
Existing technologies | Seller-cloud
Acquisition
Acquired intangible assets estimated useful lives (Year)		6 years
Existing technologies | GroundCloud
Acquisition
Acquired intangible assets estimated useful lives (Year)			6 years
Existing technologies | Localz
Acquisition
Acquired intangible assets estimated useful lives (Year)			6 years
Trade names | Minimum
Acquisition
Acquired intangible assets estimated useful lives (Year)	3 years
Trade names | Maximum
Acquisition
Acquired intangible assets estimated useful lives (Year)	15 years
Trade names | 3GTMS
Acquisition
Acquired intangible assets estimated useful lives (Year)	3 years
Trade names | Finale Inventory
Acquisition
Acquired intangible assets estimated useful lives (Year)	3 years
Trade names | OCR
Acquisition
Acquired intangible assets estimated useful lives (Year)		10 years
Trade names | ASD | Minimum
Acquisition
Acquired intangible assets estimated useful lives (Year)		3 years
Trade names | ASD | Maximum
Acquisition
Acquired intangible assets estimated useful lives (Year)		6 years
Trade names | BoxTop
Acquisition
Acquired intangible assets estimated useful lives (Year)		2 years
Trade names | MCP
Acquisition
Acquired intangible assets estimated useful lives (Year)		3 years
Trade names | Seller-cloud
Acquisition
Acquired intangible assets estimated useful lives (Year)		3 years
Trade names | GroundCloud
Acquisition
Acquired intangible assets estimated useful lives (Year)			6 years
Non-compete covenants | Minimum
Acquisition
Acquired intangible assets estimated useful lives (Year)	2 years
Non-compete covenants | Maximum
Acquisition
Acquired intangible assets estimated useful lives (Year)	12 years
Non-compete covenants | Finale Inventory
Acquisition
Acquired intangible assets estimated useful lives (Year)	5 years
Non-compete covenants | OCR
Acquisition
Acquired intangible assets estimated useful lives (Year)		5 years
Non-compete covenants | ASD
Acquisition
Acquired intangible assets estimated useful lives (Year)		5 years
Non-compete covenants | BoxTop
Acquisition
Acquired intangible assets estimated useful lives (Year)		5 years
Non-compete covenants | MCP
Acquisition
Acquired intangible assets estimated useful lives (Year)		5 years
Non-compete covenants | Seller-cloud
Acquisition
Acquired intangible assets estimated useful lives (Year)		5 years
Non-compete covenants | GroundCloud
Acquisition
Acquired intangible assets estimated useful lives (Year)			5 years